SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Foreign loss not recognized in PRC	(20.00%)	(12.00%)	7.00%	1.00%	2.00%
Permanent difference and others	(5.00%)		(15.00%)	(2.00%)	(4.00%)
Change in valuation allowance	(0.00%)	(65.00%)	(25.00%)	(25.00%)	(25.00%)
Effective tax rate	(0.00%)	(52.00%)	(8.00%)	(1.00%)	(2.00%)
Net impact of exemption and favorable tax rate rendered by local tax authorities